UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-PX

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

WIRELESS FUND

(Exact name of registrant as specified in charter)

480 N. Magnolia Avenue, Suite 103
El Cajon, CA                                               92020
(Address of principal executive offices)                      (Zip code)

Ross C. Provence

480 N. Magnolia Avenue

Suite 103

El Cajon, CA  92130

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31, 2004

Date of reporting period: July 1, 2003 – June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.  239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1 - Proxy Voting Record

Account Name: WIRELESS FUND
Custodian Name: U.S. BANK

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

BEA SYSTEMS, INC.	7/11/03			6,300	073325102	BEAS

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	WILLIAM T. COLEMAN III
For		With	Issuer	L. DALE CRANDALL
For		With	Issuer	WILLIAM H. JANEWAY

For	For	With	Issuer	2. PROPOSAL TO RATIFY AND APPROVE THE ADOPTION OF THE BEA
SYSTEMS, INC. 2004 SENIOR EXECUTIVE BONUS PLAN.

For	For	With	Issuer	3. PROPOSAL TO RATIFY AND APPROVE THE APPOINTMENT OF ERNST
& YOUNG LLP AS THE INDEPENDENT AUDITORS FOR THE COMPANY
FOR THE FISCAL YEAR ENDING JANUARY 31, 2004.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

RF MICRO DEVICES, INC.	7/22/03			15,700	749941100	RFMD

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	ROBERT A. BRUGGEWORTH
For		With	Issuer	WILLIAM J. PRATT
For		With	Issuer	DANIEL A. DILEO
For		With	Issuer	FREDERICK J. LEONBERGER
For		With	Issuer	DAVID A. NORBURY
For		With	Issuer	DR. ALBERT E. PALADINO
For		With	Issuer	ERIK H. VAN DER KAAY
For		With	Issuer	WALTER H. WILKINSON JR.

For	For	With	Issuer	2. PROPOSAL TO ADOPT THE 2003 STOCK INCENTIVE PLAN.

For	For	With	Issuer	3. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP
AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR
ENDING MARCH 31, 2004.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

CHECK POINT SOFTWARE TECHNOLOGIES LTD.	7/31/03			8,630	M22465104	CHKP

Vote	MRV	vs. Mgmt.	Author	Proposal
For	For	With	Issuer	1. ELECTION OF DIRECTORS (NOTE: DIRECTORS ARE ELECTED AS
A GROUP, NOT INDIVIDUALLY) : GIL SHWED, MARIUS NACHT, DAVID
RUBNER, ALEX SERGE VIEUX, TAL SHAVIT.

For	For	With	Issuer	2. ELECTION OF TWO OUTSIDE DIRECTORS FOR A PERIOD OF THREE
YEARS FOLLOWING THE MEETING.

For	For		Issuer	3. TO AUTHORIZE THE CHAIRMAN OF THE BOARD TO CONTINUE
SERVING AS CHAIRMAN OF THE BOARD AS CHIEF EXECUTIVE OFFICER
OF THE COMPANY FOR UP TO THREE YEARS FOLLOWING THE MEETING.

For	For		Issuer	4. TO RATIFY THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE
YEAR ENDED DECEMBER 31, 2002.

For	For		Issuer	5. TO RATIFY THE APPOINTMENT AND COMPENSATION OF THE COMPANY'S
INDEPENDENT PUBLIC ACCOUNTANTS.

For	For		Issuer	6. TO APPROVE CERTAIN TERMS OF COMPENSATION OF OFFICERS
WHO ARE ALSO DIRECTORS OF THE COMPANY.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

APPLIED MICRO CIRCUITS CORPORATION	8/27/03			34,200	03822W109	AMCC

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	DAVID M. RICKY
For		With	Issuer	ROGER A. SMULLEN, SR.
For		With	Issuer	CESAR CESARATTO
For		With	Issuer	FRANKLIN P. JOHNSON, JR
For		With	Issuer	KEVIN N. KALKHOVEN
For		With	Issuer	L. WAYNE PRICE
For		With	Issuer	DOUGLAS C. SPRENG
For		With	Issuer	ARTHUR B. STABENOW
For		With	Issuer	HARVEY P. WHITE

For	For	With	Issuer	2.TO RATIFY THE SELECTION OF ERNST & YOUNG LLP
AS INDEPENDENT AUDITORS OF THE COMPANY FOR
THE FISCAL YEAR ENDING MARCH 31, 2004.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

UTSTARCOM, INC.	9/24/03			19,800	918076100	UTSI

Vote	MRV	vs. Mgmt.	Author	Proposal
For	For	With	Issuer	1. TO APPROVE AN AMENDMENT TO THE COMPANY'S THIRTEENTH
AMENDED AND RESTATED CERTIFICATE OF INCORPORATION
TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON
STOCK , PAR VALUE $0.00125 PER SHARE, OF THE COMPANY FROM
250,000,000 SHARES TO 750,000,000 SHARES.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

FLEXTRONICS INTERNATIONAL LTD.	9/30/03			18,300	Y2573F102	FLEX

Vote	MRV	vs. Mgmt.	Author	Proposal
For	For	With	Issuer	1. RE-ELECTION OF RICHARD L. SHARP AS A DIRECTOR OF THE
COMPANY.

For	For	With	Issuer	2A. RE-ELECTION OF JAMES A. DAVIDSON AS A DIRECTOR OF THE
COMPANY.

For	For	With	Issuer	2B. RE-ELECTION OF LIP-BU TAN AS A DIRECTOR OF THE COMPANY.

For	For	With	Issuer	3. RE- APPOINTMENT OF PATRICK FOLEY AS A DIRECTOR OF THE
COMPANY.

For	For	With	Issuer	4. TO APPOINT DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS
OF THE COMPANY FOR THE FISCAL YEAR ENDING MARCH 31, 2004.

For	For	With	Issuer	5. TO APPROVE AN AMENDMENT TO THE COMPANY'S 1997 EMPLOYEE
SHARE PURCHASE PLAN.

For	For	With	Issuer	6. TO APPROVE THE AUTHORIZATION FOR THE DIRECTORS OF THE
COMPANY TO ALLOT AND ISSUE ORDINARY SHARES.

For	For	With	Issuer	7. TO APPROVE THE AUTHORIZATION FOR THE COMPANY TO PROVIDE
CASH COMPENSATION TO ITS DIRECTORS.

For	For	With	Issuer	8. TO APPROVE THE AUTHORIZATION OF THE PROPOSED RENEWAL
OF THE SHARE MANDATE RELATING TO ACQUISITIONS BY THE COMPANY
OF ITS OWN ISSUED ORDINARY SHARES.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

OPENWAVE SYSTEMS INC.	10/01/03			29,500	683718100	OPWV

Vote	MRV	vs. Mgmt.	Author	Proposal
For	For	With	Issuer	1. TO APPROVE EACH OF THE THREE FORMS OF AMENDMENT TO THE
COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION
SET FORTH AT APPENDICES A-1, A-2 AND A-3, TO EFFECT A REVERSE
STOCK SPLIT OF THE COMPANY'S COMMON STOCK WHEREBY EACH
OUTSTANDING 3, 4 OR 5 SHARES OF COMMON STOCK WOULD BE COMBINED
AND CONVERTED INTO ONE SHARE OF COMMON STOCK, AS MORE FULLY
DESCRIBED IN THE STATEMENT.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

ORACLE CORPORATION	10/13/03			13,000	68389X105	ORCL

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	LAWRENCE J. ELLISON
For		With	Issuer	DONALD L. LUCAS
For		With	Issuer	MICHAEL J. BOSKIN
For		With	Issuer	JEFFREY O. HENLEY
For		With	Issuer	JACK F. KEMP
For		With	Issuer	JEFFREY BERG
For		With	Issuer	SAFRA CATZ
For		With	Issuer	HECTOR GARCIA-MOLINA
For		With	Issuer	JOSEPH A. GRUNDFEST
For		With	Issuer	H. RAYMOND BINGHAM

For		With	Issuer	2. PROPOSAL FOR THE APPROVAL OF THE ADOPTION OF THHE
FISCAL YEAR 2004 EXECUTIVE BONUS PLAN.

For		With	Issuer	3. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP
AS INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR
ENDING MAY 31, 2004.

For		With	Issuer	4. PROPOSAL FOR THE APPROVAL OF THE AMENDED AND RESTATED
1993 DIRECTORS' STOCK PLAN

For		With	Issuer	5. PROPOSAL TO ADOPT THE "CHINA BUSINESS PRINCIPLES FOR
RIGHTS OF WORKERS IN CHINA".

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

CISCO SYSTEMS, INC.	11/11/03			12,700	17275R102	CSCO

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	CAROL A. BARTZ
For		With	Issuer	LARRY R. CARTER
For		With	Issuer	JOHN T. CHAMBERS
For		With	Issuer	DR. JAMES F. GIBBONS
For		With	Issuer	DR. JOHN L. HENNESSY
For		With	Issuer	RODERICK C. MCGREARY
For		With	Issuer	JAMES C. MORGAN
For		With	Issuer	JOHN P. MORGRIDGE
For		With	Issuer	DONALD T. VALENTINE
For		With	Issuer	STEVEN M. WEST
For		With	Issuer	JERRY YANG

For	For	With	Issuer	2. TO APPROVE AN AMENDMENT AND RESTATEMENT OF THE EMPLOYEE
STOCK PURCHASE PLAN, INCLUDING AN INCREASE OF 100, 000,000
SHARES AUTHORIZED FOR ISSUANCE UNDER THE PLAN AND A 5-YEAR
EXTENSION OF THE PLAN, AS MORE FULLY SET FORTH IN THE ACCOMPANYING
PROXY VOTING.

For	For	With	Issuer	3. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS
CISCO'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING
JULY 31, 2004.

Against	Against	With	Shareholder	4. PROPOSAL THAT THE BOARD PREPARE A REPORT EACH FISCAL
YEAR ON CISCO HARDWARE AND SOFTWARE PROVIDED TO GOVERNMENT
AGENCIES AND STATE-OWNED COMMUNICATIONS OR INFORMATION
TECHNOLOGY ENTITIES IN ANY COUNTRY, AS NORE FULLY SET FORTH
IN THE ACCOMPANYING PROXY STATEMENT.

Against	Against	With	Shareholder	5. PROPOSAL THAT THE BOARD'S COMPENSATION COMMITTEE PREPARE
AND MAKE AVAILABLE BY JANUARY 1, 2004, A REPORT COMPARING
TOTAL COMPENSATION OF THE COMPANY'S TOP EXECUTIVES AND ITS
LOWEST PAID WORKERS IN THE U.S. AND ABROAD AS OF SPECIFIC
DATES, AS MORE FULLY SET FORTH IN THE ACCOMPANYING PROXY STATEMENT.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

OPENWAVE SYSTEMS, INC.	11/21/03			29,500	683718100	OPWV

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	HAROLD L. COVERT, JR.
For		With	Issuer	KEVIN KENNEDY

For	For	With	Issuer	2. RATIFY SELECTION OF KPMG LLP AS INDEPENDENT AUDITORS.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

COMTECH TELECOMMUNICATIONS CORP.	12/09/03			10,500	205826209	CMTL

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	GEORGE BUGLIARELLO
For		With	Issuer	RICHARD L. GOLDBERG

For	For	With	Issuer	2. APPROVAL OF AMENDMENT TO THE COMPANY'S 2000 STOCK
INCENTIVE PLAN.

For	For	With	Issuer	3. RATIFICATION OF SELECTION OF KPMG LLP AS AUDITORS.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

COMVERSE TECHNOLOGY, INC.	12/16/03			12,680	205862402	CMVT

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	KOBI ALEXANDER
For		With	Issuer	RAZ ALON
For		With	Issuer	ITSIK DANZIGER
For		With	Issuer	JOHN H. FRIEDMAN
For		With	Issuer	RON HIRAM
For		With	Issuer	SAM OOLIE
For		With	Issuer	WILLIAM F. SORIN

For	For	With	Issuer	2. AMENDMENT TO THE COMPANY'S 2002 EMPLOYEE STOCK
PURCHASE PLAN.

For	For	With	Issuer	3. ADOPTION AND APPROVAL OF THE COMPANY'S 2004 MANAGEMENT
INCENTIVE PLAN.

For	For	With	Issuer	4. RATIFICATION OF THE ENGAGEMENT OF DELOITTE & TOUCHE LLP TO
SERVE AS INDEPENDENT AUDITORS OF THE COMPANY FOR THE YEAR
ENDING JANUARY 31, 2004.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

CATAPULT COMMUNICATIONS CORPORATION	1/13/04			4,700	149016107	CATT

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	PETER S. CROSS
For		With	Issuer	RICHARD A. KARP
For		With	Issuer	NANCY H. KARP
For		With	Issuer	HENRY P. MASSEY, JR.
For		With	Issuer	JOHN M. SCANDALIOS
For		With	Issuer	CHARLES L. WAGGONER

For	For	With	Issuer	2. PROPOSAL TO APPROVE THE MATERIAL TERMS OF OUR 1998 STOCK
PLAN TO PRESERVE OUR ABILITY TO RECEIVE CERTAIN CORPORATE
INCOME TAX DEDUCTIONS THAT MAY OTHERWISE BE LIMITED BY
SECTION 162(M) OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED.

For	For	With	Issuer	3. PROPOSAL TO APPROVE AND RATIFY THE APPOINTMENT OF
PRICEWATERHOUSECOOPERS LLC AS THE INDEPENDENT PUBLIC
ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING
SEPTEMBER 30, 2004.

For	For	With	Issuer	4. THE PROXIES ARE AUTHORIZED TO VOTE IN THEIR DISCRETION
UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE
THE MEETING

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

AMDOCS LIMITED	01/22/04			5,900	G02602103	DOX

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	BRUCE K. ANDERSON
For		With	Issuer	AVINOAM NAOR
For		With	Issuer	ADRIAN GARDNER
For		With	Issuer	DOV BAHARAV
For		With	Issuer	JULIAN A. BRODSKY
For		With	Issuer	ELI GELMAN
For		With	Issuer	CHARLES E. FOSTER
For		With	Issuer	JAMES S. KAHAN
For		With	Issuer	NEHEMIA LEMELBAUM
For		With	Issuer	JOHN T. MCLENNAN
For		With	Issuer	ROBERT A. MINICUCCI
For		With	Issuer	MARIO SEGAL

For	For	With	Issuer	2. APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS FOR FISCAL
YEAR 2003.

For	For	With	Issuer	3. APPROVAL OF AMENDMENT TO 1998 STOCK OPTION AND INCENTIVE PLAN.

For	For	With	Issuer	4. RATIFICATION AND APPROVAL OF ERNST & YOUNG LLP AND
AUTHORIZATION OF AUDIT COMMITTEE OF BOARD TO FIX REMUNERATION.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

SANMINA-SCI CORPORATION	01/26/04			13,000	800907107	SANM

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	JOHN C. BOLGER
For		With	Issuer	NEIL R. BONKE
For		With	Issuer	RANDY W. FURR
For		With	Issuer	MARIO M. ROSATI
For		With	Issuer	A. EUGENE SAPP, JR.
For		With	Issuer	WAYNE SHORTRIDGE
For		With	Issuer	PETER J. SIMONE
For		With	Issuer	JURE SOLA
For		With	Issuer	BERNARD V VONDERSCHMITT
For		With	Issuer	JAQUELINE M. WARD

For	For	With	Issuer	2. PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE
INDEPENDENT AUDITORS OF SANMINA-SCI FOR ITS FISCAL YEAR
ENDING OCTOBER 2, 2004.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

QUALCOMM, INCORPORATED	3/02/04			7,800	747525103	QCOM

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	ADELIA A. COFFMAN
For		With	Issuer	RAYMOND V. DITTAMORE
For		With	Issuer	IRWIN MARK JACOBS
For		With	Issuer	RICHARD SULPIZIO

For	For	With	Issuer	2. TO APPROVE AN AMENDMENT TO THE COMPANY'S 2001 STOCK
OPTION PLAN TO INCREASE THE AGGREGATE NUMBER OF SHARES
OF COMMON STOCK AUTHORIZED FOR ISSUANCE UNDER SUCH PLAN.

For	For	With	Issuer	3. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP
AS THE COMPANY'S INDEPENDENT ACCOUNTANTS FOR THE COMPANY'S
FISCAL YEAR ENDING SEPTEMBER 26,2004.

Against	Against	With	Shareholder	4. TO ELIMINATE THE CLASSIFIED BOARD.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

NOKIA CORPORATION	3/25/04			24,251	654902204	NOK

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1E. DIRECTORS
For		With	Issuer	PAUL J. COLLINS
For		With	Issuer	GEORG EHRNROOTH
For		With	Issuer	BENGT HOLMSTROM
For		With	Issuer	PER KARLSSON
For		With	Issuer	JORMA OLLILA
For		With	Issuer	MARJORIE SCARDINO
For		With	Issuer	VESA VAINIO
For		With	Issuer	ARNE WESSBERG

For	For	With	Issuer	1A. APPROVAL OF THE INCOME STATEMENTS AND THE BALANCE SHEETS.

For	For	With	Issuer	1B. APPROVAL OF A DIVIDEND OF EUR 0.30 PER SHARE

Against	For	Against	Issuer	1C. APPROVAL OF THE DISCHARGE OF THE CHAIRMAN, THE MEMBERS
OF THEBOARD OF DIRECTORS AND THE PRESIDENT FROM LIABILITY.

For	For	With	Issuer	1G. APPROVAL OF THE APPOINTMENT OF THE AUDITOR.

For	For	With	Issuer	2. APPROVAL OF THE PROPOSAL OF THE BOARD TO REDUCE THE SHARE
CAPITAL THROUGH CANCELLATION OF NOKIA SHARES HELD BY THE COMPANY.

For	For	With	Issuer	3. APPROVAL OF THE AUTHORIZATION TO THE BOARD TO INCREASE
THE SHARE CAPITAL OF THE COMPANY.

For	For	With	Issuer	4. APPROVAL OF THE AUTHORIZATION TO THE BOARD TO REPURCHASE
NOKIA SHARES.

For	For	With	Issuer	5. APPROVAL OF THE AUTHORIZATION TO THE BOARD TO DISPOSE NOKIA
SHARES HELD BY THE COMPANY.

For	For	With	Issuer	6. APPROVAL OF THE PROPOSAL OF THE BOARD TO INCREASE THE CAPITAL
OF THE FOUNDATION OF NOKIA CORPORATION.

For	For	With	Issuer	7. MARK THE "FOR" BOX IF YOU WISH TO INSTRUCT THE DEPOSITARY TO
GIVE A PROXY TO ANYONE OF MARIANNA UOTINEN-TARKOMA, ESA
KAUNISTOLA, BOTH LEGAL COUNSELS OF NOKIA CORPORATION, TO
AUTHORIZE ANY OF THEM (WITH FULL POWER OF SUBSTITUTION) TO VOTE,
IN THEIR DISCRETION, ON YOUR BEHALF ONLY UPON ITEM 7 OF THE
ANNUAL MEETING AND ANY ADJOURNMENTS OR POSTPONEMENT
THEREOF.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

ANALOG DEVICES, INC.	03/09/04			7,500	032654105	ADI

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	JERALD G. FISHMAN
For		With	Issuer	F. GRANT SAVIERS

For	For	With	Issuer	2. TO APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED ARTICLES
OF ORGANIZATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF
COMMON STOCK FROM 600,000,000 SHARES TO 1,200,000,000 SHARES.

For	For	With	Issuer	3. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S
INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING OCTOBER 30, 2004.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

SKYWORKS SOLUTIONS, INC.	3/30/04			16,200	83088M102	SWKS

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	KEVIN L. BEEBE
For		With	Issuer	TIMOTHY R. FUREY
For		With	Issuer	DAVID J. MCLACHLAN

For	For	With	Issuer	2. TO RATIFY THE SELECTION OF KPMG LLP AS INDEPENDENT AUIDTORS
FOR THE COMPANY FOR FISCAL YEAR 2004.

For	For	With	Issuer	3. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME
BEFORE THE 2004 ANNUAL MEETING AND ANY ADJOURNMENT THEREOF.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

TEXAS INSTRUMENTS INCORPORATED	4/15/04			20,100	882508104	TXN

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	J.R. ADAMS
For		With	Issuer	D.L. BOREN
For		With	Issuer	D.A. CARP
For		With	Issuer	T.J. ENGIBOUS
For		With	Issuer	G.W. FRONTERHOUSE
For		With	Issuer	D.R. GOODE
For		With	Issuer	W.R. SANDERS
For		With	Issuer	R.J. SIMMONS
For		With	Issuer	R.K TEMPLETON
For		With	Issuer	C.T. WHITMAN

For	For	With	Issuer	2. BOARD PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG
LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2004.

Against	Against	With	Stockholder	3. STOCKHOLDER PROPOSAL REGARDING EXPENSING OF STOCK OPTIONS.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

ATMEL CORPORATION	5/12/04			40,000	049513104	ATML

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	GEORGE PERLEGOS
For		With	Issuer	GUST PERLEGOS
For		With	Issuer	TSUNG-CHING WU
For		With	Issuer	T. PETER THOMAS
For		With	Issuer	NORM HALL
For		With	Issuer	PIERRE FOUGERE
For		With	Issuer	DR. CHAIHO KIM
For		With	Issuer	DAVID SUGISHITA

For	For	With	Issuer	2. PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS
LLP AS THE INDEPENDENT ACCOUNTANTS OF ATMEL CORPORATION FOR 2004.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

EMC CORPORATION	5/5/04			16,000	268648102	EMC

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	JOHN R. EGAN
For		With	Issuer	MICHAEL C. RUETTGERS
For		With	Issuer	DAVID N. STROHM

For	For	With	Issuer	2. TO APPROVE AN AMENDMENT TO EMC'S 2003 STOCK PLAN TO INCREASE
BY 50,000,000 THE NUMBER OF SHARES AVAILABLE GOR GRANT UNDER
SUCH PLAN, AND ALLOW AWARDS OF RESTRICTED STOCK AND
RESTRICTED STOCK UNITS TO BE GRANTED TO NON-EMPLOYEE
DIRECTORS, AS DESCRIBED IN EMC'S PROXY STATEMENT.

For	For	With	Issuer	3. TO APPROVE AN AMENDMENT TO EMC'S 1989 EMPLOYEE STOCK
PURCHASE PLAN TO INCREASE BY 25,000,000 THE NUMBER OF SHARES
AVAILABLE FOR GRANT UNDER SUCH PLAN, AS DESCRIBED IN EMC'S PROXY
STATEMENT.

For	For	With	Issuer	4. TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE BOARD OF
DIRECTORS OF PRICEWATERHOUSECOOPERS LLP AS EMC'S INDEPENDENT
AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004.

Against	Against	With	Stockholder	5. TO ACT UPON A STOCKHOLDER PROPOSAL RELATING TO EXECUTIVE
COMPENSATION, AS DESCRIBED IN EMC'S PROXY STATEMENT.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

KOPIN CORPORATION	4/21/04			11,300	500600101	KOPN

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	JOHN C.C. FAN
For		With	Issuer	DAVID E. BROOK
For		With	Issuer	ANDREW H. CHAPMAN
For		With	Issuer	MORTON COLLINS
For		With	Issuer	CHI CHIA HSIEH
For		With	Issuer	MICHAEL A. WALL
For		With	Issuer	MICHAEL J. LANDINE

For	For	With	Issuer	2. PROPOSAL TO RATIFY THE AMENDMENT TO THE COMPANY'S 2001
EQUITY INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES
AUTHORIZED FOR ISSUANCE UNDER THE PLAN.

For	For	With	Issuer	3. PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP
AS THE INDEPENDENT ACCOUNTANTS OF THE COMPANY.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

TRANSWITCH CORPORATION	5/20/04			119,000	894065101	TXCC

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	DR. SANTANU DAS
For		With	Issuer	MR. ALFRED F. BOSCHULTE
For		With	Issuer	DR. HAGEN HULTZSCH
For		With	Issuer	MR. GERALD F. MONTRY
For		With	Issuer	MR. JAMES M. PAGOS
For		With	Issuer	DR. ALBERT E. PALADINO
For		With	Issuer	MR. ERIK H VAN DER KAAY

For	For	With	Issuer	2. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME
BEFORE THE MEETING AND ANY CONTINUATIONS OR ADJOURNMENTS
THEREOF.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

TRIQUINT SEMICONDUCTOR, INC.	5/14/04			31,000	89674K103	TQNT

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	FRANCISCO ALVAREZ
For		With	Issuer	DR. PAUL A. GARY
For		With	Issuer	CHARLES SCOTT GIBSON
For		With	Issuer	NICOLAS KAUSER
For		With	Issuer	RALPH G. QUINSEY
For		With	Issuer	DR. WALDEN C. RHINES
For		With	Issuer	STEVEN J. SHARP
For		With	Issuer	EDWARD F. TUCK
For		With	Issuer	WILLIS C. YOUNG

For	For	With	Issuer	2. TO APPROVE AN AMENDMENT TO THE TRIQUINT SEMICONDUCTOR, INC.
1996 STOCK INCCENTIVE PROGRAM TO INCREASE THE AGGREGATE NUMBER
OF SHARES OF COMMON STOCK THAT MAY BE ISSUED THEREUNDER BY
5,000,000 SHARES.

For	For	With	Issuer	3. TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF KPMG LLP AS
TRIQUINT'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING
DECEMBER 31, 2004.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

INTEL CORPORATION	5/19/04			10,400	458140100	INTC

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	CRAIG R. BARRETT
For		With	Issuer	CHARLENE BARSHEFSKY
For		With	Issuer	E. JOHN P. BROWNE
For		With	Issuer	ANDREW S. GROVE
For		With	Issuer	D. JAMES GUZY
For		With	Issuer	REED E. HUNDT
For		With	Issuer	PAUL S. OTELLINI
For		With	Issuer	DAVID S. POTTRUCK
For		With	Issuer	JANE E. SHAW
For		With	Issuer	JOHN L. THORNTON
For		With	Issuer	DAVID B. YOFFIE

For	For	With	Issuer	2. RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS.

For	For	With	Issuer	3. APPROVAL OF THE 2004 EQUITY INCENTIVE PLAN.

For	For	With	Stockholder	4. REQUEST FOR THE EXPENSING OF STOCK OPTIONS.

For	For	With	Stockholder	5. REQUEST OF USING PERFORMANCE-VESTING STOCK.

For	For	With	Stockholder	6. REQUEST FOR THE USE OF PERFORMANCE-BASED STOCK
OPTIONS.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

BROADCOM CORPORATION	4/29/04			7,450	111320107	BRCM

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	GEORGE L. FARINSKY
For		With	Issuer	JOHN MAJOR
For		With	Issuer	ALAN E. ROSS
For		With	Issuer	HENRY SAMUELI, PH.D.
For		With	Issuer	ROBERT E. SWITZ
For		With	Issuer	WERNER F. WOLFEN

For	For	With	Issuer	2. TO APPROVE AN AMENDMENT AND RESTATEMENT OF THE COMPANY'S
1998 STOCK INCENTIVE PLAN, AS PREVIOUSLY AMENDED AND RESTATED,
AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

For	For	With	Issuer	3. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE
INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING
DECEMBER 31,2004.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

INTERSIL CORPORATION	5/12/04			10,300	46069S109	ISIL

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	GREGORY L. WILLIAMS
For		With	Issuer	RICHARD M. BEYER
For		With	Issuer	DR. ROBERT W. CONN
For		With	Issuer	JAMES V. DILLER
For		With	Issuer	GARY E. GIST
For		With	Issuer	JAN PEETERS
For		With	Issuer	ROBERT N. POKELWALDT
For		With	Issuer	JAMES A. URRY

For	For	With	Issuer	2. RATIFICATION OF INDEPENDENT ACCOUNTANTS

For	For	With	Issuert	3. INCREASE OF THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE
UNDER THE 1999 EQUITY COMPENSATION PLAN FROM 17,500,000 TO
22,250,000.00

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

UTSTARCOM, INC.	5/14/04			16,600	918076100	UTSI

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	THOMAS J. TOY
For		With	Issuer	YING WU

For	For	With	Issuer	2. RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP
AS INDEPENDENT AUDITORS.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

ANADIGICS, INC.	5/20/04			22,000	032515108	ANAD

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	RONALD ROSENZWEIG
For		With	Issuer	LEWIS SOLOMON
For		With	Issuer	GARRY MCGUIRE

For	For	With	Issuer	2. APPOINTMENT OF INDEPENDENT AUDITORS

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

METRO ONE TELECOMMUNICATIONS, INC.	6/2/04			77,500	59163F105	MTON

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	GARY E. HENRY
For		With	Issuer	WILLIAM D. RUTHERFORD
For		With	Issuer	JAMES M. USDAN

For	For	With	Issuer	2. TO APPROVE OUR 2004 INCETIVE PLAN, WHICH WOULD HAVE THE
SAME EFFECT AS CONTINUING OUR 1994 STOCK INCENTIVE PLAN
FOR AN ADDITIONAL TWO-YEAR PERIOD.

For	For	With	Issuer	3. TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT
AUDITORS OF METRO ONE FOR THE YEAR ENDING DECEMBER 31, 2004.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

PMC-SIERRA, INC.	5/14/04			13,600	69344F106	PMCS

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	ROBERT BAILEY
For		With	Issuer	ALEXANDRE BALKANSKI
For		With	Issuer	RICHARD BELLUZZO
For		With	Issuer	JAMES DILLER
For		With	Issuer	JONATHAN JUDGE
For		With	Issuer	WILLIAM KURTZ
For		With	Issuer	FRANK MARSHALL
For		With	Issuer	LEWIS WILKS

For	For	With	Issuer	2. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE
COMPANY'S INDEPENDENT AUDITORS FOR THE 2004 FISCAL YEAR.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

INTERDIGITAL COMMUNICATIONS CORPORATION	6/3/04			5,000	45866A105	IDCC

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	ROBERT S. ROATH
For		With	Issuer	ROBERT W. SHANER
For		With	Issuer	ALAN P. ZABARSKY

For	For	With	Issuer	2. RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS
INDEPENDENT ACCOUNTANTS FOR THE YEAR ENDING DECEMBER
31, 2004.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

COMVERSE TECHNOLOGY, INC.	6/15/04			12,680	205862402	CMVT

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	KOBI ALEXANDER
For		With	Issuer	RAZ ALON
For		With	Issuer	ITSIK DANZIGER
For		With	Issuer	JOHN H. FRIEDMAN
For		With	Issuer	RON HIRAM
For		With	Issuer	SAM OOLIE
For		With	Issuer	WILLIAM F. SORIN

For	For	With	Issuer	2. ADOPTION AND APPROVAL OF THE COMPANY'S 2004 STOCK INCENTIVE
COMPENSATION PLAN.

For	For	With	Issuer	3. RATIFICATION OF THE ENGAGEMENT OF DELOITTE & TOUCHE LLP TO
SERVE AS INDEPENDENT AUDITORS OF THE COMPANY FOR THE YEAR
ENDING JANUARY 31, 2005.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

BEA SYSTEMS, INC.	6/11/04			17,700	073325102	BEAS

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	DEAN O. MORTON
For		With	Issuer	GEORGE REYES

For	For	With	Issuer	2. PROPOSAL TO RATIFY AND APPROVE THE APPOINTMENT OF EARNST &
YOUNG LLP AS THE INDEPENDENT AUDITORS FOR THE COMPANY FOR
THE FISCAL YEAR ENDING JANUARY 31, 2005.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

WIRELESS FACILITIES, INC.	6/15/04			22,300	97653A103	WFII

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRETORS
For		With	Issuer	MASOOD K. TAYEBI, PH.D.
For		With	Issuer	SCOTT ANDERSON
For		With	Issuer	BANDEL CARANO
For		With	Issuer	ERIC M. DEMARCO
For		With	Issuer	WILLIAM HOGLUND
For		With	Issuer	SCOT JARVIS
For		With	Issuer	WILLIAM OWENS

For	For	With	Issuer	2. TO INCREASE THE MAXIMUM AGGREGATE NUMBER OF SHARES THAT MAY
BE ISSUED UNDER THE EMPLOYEE STOCK PURCHASE PLAN BY 1,000,000
SHARES.

For	For	With	Issuer	3. TO RATIFY THE SELECTION OF KPMG LLP AS INDEPENDENT AUDITORS
OF THE COMPANY FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2004.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

SPECTRALINK CORPORATION	6/21/04			3,500	847580107	SLNK

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	CARL D. CARMAN
For		With	Issuer	ANTHONY V. CAROLLO, JR
For		With	Issuer	JOHN H. ELMS
For		With	Issuer	GERALD J. "BUD" LABER
For		With	Issuer	WERNER P. SCHMUECKING

For	For	With	Issuer	2. PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP, INDEPENDENT
PUBLIC ACCOUNTANTS, AS AUDITORS.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

CHECK POINT SOFTWARE TECHNOLOGIES LTD.	6/30/04			12,430	M22465104	CHKP

Vote	MRV	vs. Mgmt.	Author	Proposal
For	For	With	Issuer	1. ELECTION OF DIRECTORS (AS A GROUP): GIL SHWED, MARIUS
NACHT, DAVID RUBNER, TAL SHAVIT.

For	For	With	Issuer	2. TO RATIFY THE CONSOLIDATED FINANCIAL STATEMENTS OF THE
COMPANY FOR THE YEAR ENDED DECEMBER 31, 2003.

For	For	With	Issuer	3. TO RATIFY THE APPOINTMENT AND COMPENSATION OF THE
COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS.

For	For	With	Issuer	4. TO APPROVE AMENDMENT TO DIRECTORS' COMPENASTAION.

For	For	With	Issuer	5. TO APPROVE EXECUTIVE OFFICERS' COMPENSATION.

Company Name	Meeting Date			Shares Voted	CUSIP	Ticker

RF MICRO DEVICES, INC	7/27/04			27,700	749941100	RFMD

Vote	MRV	vs. Mgmt.	Author	Proposal
	For			1. DIRECTORS
For		With	Issuer	ROBERT A. BRUGGEWORTH
For		With	Issuer	DANIEL A. DILEO
For		With	Issuer	DR. F.J. LEONBERGER
For		With	Issuer	DAVID A. NORBURY
For		With	Issuer	DR. ALBERT E. PALADINO
For		With	Issuer	WILLIAM J. PRATT
For		With	Issuer	ERIK H. VAN DER KAAY
For		With	Issuer	WALTER H. WILKINSON JR.

For	For	With	Issuer	2. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP
AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR
ENDING MARCH 31, 2005.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WIRELESS FUND

By:  /s/ Ross C. Provence

       Ross C. Provence, President

Date:  8/30/04